AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 19, 2016
SECURITIES ACT FILE NO. 033-69804
INVESTMENT COMPANY ACT FILE NO. 811-08062

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:		[X]

	Pre-Effective Amendment No.		[ ]

	Post-Effective Amendment No. 45		[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:			[X]

	Amendment No. 45		[X]

(Check Appropriate Box or Boxes)

NICHOLAS EQUITY INCOME FUND, INC.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street
	Milwaukee, WI	53202
	(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, Including Area Code (414) 272-4650

Jennifer R. Kloehn
Nicholas Equity Income Fund, Inc.
700 North Water Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)

WITH A COPY TO:
K. Thor Lundgren, Esq.
Jason T. Thompson, Esq.
Michael Best & Friedrich LLP
100 East Wisconsin Avenue, Suite 3300
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box):
[ x ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ] On (date) pursuant to paragraph (b) of Rule 485.
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ] On (date) pursuant to paragraph (a)(1) of Rule 485.
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
	[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 19th day of August, 2016.

Nicholas Equity Income Fund, Inc.

By:	/s/ Jennifer R. Kloehn
Jennifer R. Kloehn
Senior Vice President, Treasurer and
Principal Financial and Accounting Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 19th day of August, 2016.

/s/	John A. Hauser*	Director
John A. Hauser

/s/	Jay H. Robertson*	Director
Jay H. Robertson

/s/	Timothy P. Reiland*	Director
Timothy P. Reiland

* By: /s/ Jennifer R. Kloehn
Jennifer R. Kloehn,
Attorney-in-Fact pursuant to
Power of Attorney previously filed.

POWER OF ATTORNEY

FOR NICHOLAS EQUITY INCOME FUND, INC.

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned directors of Nicholas Equity Income Fund, Inc. constitutes and appoints Jennifer R. Kloehn, his true and lawful attorney-in-fact and agent, for him and in his name, place and stead in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Form N-1A Registration Statement of Nicholas Equity Income Fund, Inc., and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission and any state of the United States, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

Date: August 1, 2016

/s/ Timothy P. Reiland
Timothy P. Reiland

/s/ Jay H. Robertson
Jay H. Robertson

POWER OF ATTORNEY

FOR NICHOLAS EQUITY INCOME FUND, INC.

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned director of Nicholas Equity Income Fund, Inc. constitutes and appoints Jennifer R. Kloehn, his true and lawful attorney-in-fact and agent, for him and in his name, place and stead in any and all capacities, to sign any and all amendments (including post-effective amendments) to the Form N-1A Registration Statement of Nicholas Equity Income Fund, Inc., and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission and any state of the United States, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent may lawfully do or cause to be done by virtue thereof.

Date: August 10, 2016	/s/ John A. Hauser
John A. Hauser

EXHIBIT INDEX
Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE